[Logo - AMUNDI PIONEER Asset Management]






								March 1, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549


Re:       Pioneer High Yield Fund (the "Fund")
          (File Nos. 333-90789 and 811-09685)
          CIK No. 0001094521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus for the Fund, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 33 to the Fund's registration statement on Form N-1A, filed electronically on February 28, 2018
(Accession No. 0000276776-18-000036).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Daniel J. Hynes
    -------------------------
    Daniel J. Hynes
    Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820